FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 93.5% (1)
COMMERCIAL SERVICES SECTOR - 12.2%
	Advertising/Marketing Services - 4.2%
1,508,000	Interpublic Group of Cos. Inc.	$58,178,640
	Miscellaneous Commercial Services - 3.9%
1,447,000	Genpact Ltd.	54,363,790
	Personnel Services - 4.1%
743,000	Robert Half International Inc.	55,888,460
CONSUMER DURABLES SECTOR - 2.5%
	Homebuilding - 2.5%
253,000	LGI Homes Inc. (2)	34,127,170
CONSUMER NON-DURABLES SECTOR - 4.1%
	Apparel/Footwear - 4.1%
1,076,000	Skechers U.S.A. Inc. - Cl A (2)	56,662,160
DISTRIBUTION SERVICES SECTOR - 15.2%
	Electronics Distributors - 3.0%
286,000	Arrow Electronics Inc. (2)	40,963,780
	Medical Distributors - 4.7%
805,000	Henry Schein Inc. (2)	65,285,500
	Wholesale Distributors - 7.5%
282,000	Applied Industrial Technologies Inc.	40,842,060
753,000	Beacon Roofing Supply Inc. (2)	62,483,940
		103,326,000
ELECTRONIC TECHNOLOGY SECTOR - 9.5%
	Electronic Components - 3.8%
1,005,000	nVent Electric PLC	51,928,350
	Electronic Production Equipment - 4.4%
315,000	CTS Corp.	13,428,450
482,000	Plexus Corp. (2)	47,351,680
		60,780,130
	Semiconductors - 1.3%
140,000	Fabrinet (2)	18,183,200
FINANCE SECTOR - 16.4%
	Finance/Rental/Leasing - 5.7%
492,000	FirstCash Holdings Inc.	45,918,360
396,000	Triton International Ltd.	32,970,960
		78,889,320
	Investment Banks/Brokers - 3.3%
460,000	Houlihan Lokey Inc. - Cl A	45,222,600
	Life/Health Insurance - 4.1%
288,000	Primerica Inc.	56,954,880
	Major Banks - 1.8%
920,000	Zions Bancorporation N.A.	24,711,200
	Multi-Line Insurance - 1.5%
15,000	White Mountains Insurance Group Ltd.	20,833,650
PROCESS INDUSTRIES SECTOR - 1.8%
	Containers/Packaging - 1.8%
217,000	AptarGroup Inc.	25,141,620
PRODUCER MANUFACTURING SECTOR - 23.9%
	Auto Parts: OEM - 3.2%
700,000	Donaldson Co. Inc.	43,757,000
	Building Products - 11.9%
233,000	Carlisle Cos. Inc.	59,771,490
713,000	Fortune Brands Innovations Inc.	51,300,350
379,000	Simpson Manufacturing Co. Inc.	52,491,500
		163,563,340
	Industrial Machinery - 4.4%
2,343,000	Gates Industrial Corp. PLC (2)	31,583,640
305,000	ITT Inc.	28,429,050
		60,012,690
	Miscellaneous Manufacturing - 4.4%
201,000	LCI Industries	25,398,360
1,281,000	TriMas Corp.	35,214,690
		60,613,050
RETAIL TRADE SECTOR - 3.9%
	Specialty Stores - 3.9%
855,000	BJ’s Wholesale Club Holdings Inc. (2)	53,873,550
TECHNOLOGY SERVICES SECTOR - 4.0%
	Information Technology Services - 4.0%
380,000	Insight Enterprises Inc. (2)	55,609,200
	Total common stocks (cost $927,295,155)	1,288,869,280

SHORT-TERM INVESTMENT - 6.2% (1)
	Money Market Fund - 6.2%
85,715,649	First American Treasury Obligations Fund, CL X, 5.04% (3)	85,715,649
	Total short-term investment (cost $85,715,649)	85,715,649
	Total investments - 99.7% (cost $1,013,010,804)	1,374,584,929
	Other assets, less liabilities - 0.3% (1)	3,530,681
	TOTAL NET ASSETS - 100.0%	$1,378,115,610

(1)	Percentages for the various classifications relate to total net assets.
(2)	Non-income producing security.
(3)	The rate quoted is the annualized 7-day yield as of June 30, 2023.
PLC	- Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Investments in Securities
Valuation Inputs
Assets:
Level 1 - Common Stocks[1]	$1,288,869,280
Level 1 - Money Market Fund	85,715,649
Total Level 1	1,374,584,929
Level 2 -	---
Level 3 -	---
Total Assets	1,374,584,929
Total	$1,374,584,929

[1]See the Schedule of Investments for investments detailed by industry classifications.